Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Total Financial Assets at Fair Value			$ 1,965
Convertible notes	$ 3,661		1,203
Profit share liability	2,119		1,971
Derivative liability	163		376
Warrant liability - subsidiary	21	$ 39	24
Warrant Liability	40,617	$ 15,987
Total Financial Liabilities at Fair Value	46,581		3,574
Level 1 [Member]
Total Financial Assets at Fair Value
Convertible notes			3,661
Profit share liability
Derivative liability
Warrant liability - subsidiary			28
Warrant Liability
Total Financial Liabilities at Fair Value			45,605
Level 1 [Member] | Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value
Level 2 [Member]
Total Financial Assets at Fair Value			1,965
Convertible notes
Profit share liability
Derivative liability
Warrant liability - subsidiary
Warrant Liability
Total Financial Liabilities at Fair Value
Level 2 [Member] | Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value			1,965
Level 3 [Member]
Total Financial Assets at Fair Value
Convertible notes	3,661		1,203
Profit share liability	2,119		1,971
Derivative liability	163		376
Warrant liability - subsidiary	21		24
Warrant Liability	40,617
Total Financial Liabilities at Fair Value	$ 46,581		3,574
Level 3 [Member] | Financial Assets Fair Value [Member]
Total Financial Assets at Fair Value